Prepayment	12 Months Ended
Sep. 30, 2021
Prepayment
Prepayment

Note 6 – Prepayment to acquire a subsidiary

On September 27, 2021, Zhejiang Farmmi Agricultural Supply Chain Co., Ltd., one of our subsidiaries, entered into a Share Transfer Agreement to acquire Jiangxi Xiangbo Agriculture and Forestry Development Co., Ltd., from a third party for a total consideration of RMB70 million (approximately $10.9 million). The Company is required to a prepayment of RMB60 million (approximately $9.3 million) to the seller and pay the remaining RMB10 million (approximately $1.6 million) upon completion of the transaction. The acquisition transaction was completed on October 27, 2021.